SCHEDULE OF REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Disaggregation of Revenue [Line Items]
Total revenues recognized	$ 1,255	$ 9,748	$ 21,939	$ 19,277
Securities Brokerage Handling Fee [Member]
Disaggregation of Revenue [Line Items]
Total revenues recognized	45	349	261	162
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenues recognized	353	2,741	12,400	6,444
Transferred at Point in Time [Member] | Securities Brokerage Commission Income [Member]
Disaggregation of Revenue [Line Items]
Total revenues recognized	276	2,145	3,513	1,750
Transferred at Point in Time [Member] | Securities Brokerage Handling Fee [Member]
Disaggregation of Revenue [Line Items]
Total revenues recognized	45	349	261	162
Transferred at Point in Time [Member] | Securities Brokerage Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues recognized	321	2,494	3,774	1,912
Transferred at Point in Time [Member] | Placing Services Income [Member]
Disaggregation of Revenue [Line Items]
Total revenues recognized			8,237	3,776
Transferred at Point in Time [Member] | Asset Management Services Fund Setup Fee [Member]
Disaggregation of Revenue [Line Items]
Total revenues recognized			308
Transferred at Point in Time [Member] | Asset Management Services Fund Subscription Fee [Member]
Disaggregation of Revenue [Line Items]
Total revenues recognized	32	247	81	756
Transferred at Point in Time [Member] | Asset Management Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues recognized	32	247	389	756
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenues recognized	902	7,007	9,539	12,833
Transferred over Time [Member] | Interest Income Margin Financing [Member]
Disaggregation of Revenue [Line Items]
Total revenues recognized	394	3,059	5,981	6,990
Transferred over Time [Member] | Asset Management Services Management Fee Income [Member]
Disaggregation of Revenue [Line Items]
Total revenues recognized	$ 508	$ 3,948	$ 3,558	$ 5,843